SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Rollforward (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 6,887,000
Change in fair value recognized in earnings	30,000	$ 869,000
Ending Balance	$ 6,917,000	$ 6,887,000